CONTEXT CAPITAL FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

December 24, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Context Capital Funds (the “Registrant”)
File No.: 333-191710/811-22897
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for the Context Macro Opportunities Fund, dated December 22, 2014, do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on December 22, 2014 (accession number 0001435109-14-000884).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2049 or vicki.horwitz@atlanticfundservices.com.

Sincerely,

/s/Vicki S. Horwitz
Vicki S. Horwitz, Esq.
Vice President and Secretary to the Registrant